Digital Currencies and Derivative Asset	9 Months Ended
Dec. 31, 2025
Digital Currencies [Abstract]
Digital Currencies and Derivative Asset [Text Block]

6. Digital Currencies and Derivative Asset

Digital currencies are recognized as revenue from digital currency mining and at their fair value on the date deposited to the Company's wallets held with the mining pools. Digital currencies are re-valued each reporting period to fair value using the prices listed on coinbase.com at 12:00 AM CET with the net change in fair value reported on the consolidated statement of comprehensive income (loss).

The Company's holdings of digital currencies consist of the following:

	December 31, 2025	March 31, 2025
Bitcoin	$41,914	$180,741
Other currencies	187	405
Total	$42,101	$181,146

The continuity of digital currencies was as follows:

	Three month ended December 31, 2025		Three month ended December 31, 2024
Bitcoin	Amount	Number of coins	Amount	Number of coins
Digital currencies, September 30	$23,832	210	$164,860	2,604
Digital currency mined (non-cash consideration)	88,222	884	26,652	322
Digital currency sold	(64,683)	(613)	(7,672)	(121)
Revaluation adjustment	(5,457)	-	76,595	-
Digital currencies, December 31	$41,914	481	$260,435	2,805

	Nine month ended December 31, 2025		Nine month ended December 31, 2024
Bitcoin	Amount	Number of coins	Amount	Number of coins
Digital currencies, March 31	$180,741	2,201	$161,258	2,287
Digital currency mined (non-cash consideration)	211,079	2,009	77,022	1,111
Digital currency purchased	18,330	172	-	-
Digital currency sold	(183,051)	(1,822)	(38,686)	(593)
Deposit on equipment (i)	(185,911)	(2,079)	-	-
Revaluation adjustment	726	-	60,841	-
Digital currencies, December 31	$41,914	481	$260,435	2,805

The total net realized and unrealized gains (losses) on digital currencies during the three and nine month period ended of December 31, 2025 was a loss of $9.8 million and gain of $18 million, respectively (December 31, 2024 - gain of $77.4 million and 60.1 million, respectively) includes cumulative realized losses of $4.2 million and gains of $17.3 million, respectively (December 31, 2024 - cumulative realized gains of $0.6 million and losses of $0.8 million, respectively) and revaluation adjustment loss of $5.6 million and gain of $0.7 million, respectively (December 31, 2024 - revaluation adjustment gain of $76.8 million and $60.9 million, respectively). During the three month and nine month period ended December 31, 2025, the Company sold digital currencies for proceeds totalling $60.5 million and $386.2 million, respectively (December 31, 2024 - $8.4 million and $38 million, respectively).

(i) The Company enters into certain equipment purchase agreements whereby the Company has the right to pay for the equipment deposit using Bitcoin. If the deposit is paid in Bitcoin the Company has an option to repurchase the Bitcoin in the future at the price on the date that the deposit in Bitcoin was made. During the three and nine month period ended December 31, 2025, the Company exercised certain options and repurchased a total of 374 Bitcoin and 632 Bitcoin, respectively, at a strike price between $87 to $88 resulting in a realized gain of $4.9 million and $10.4 million, respectively (December 31, 2024 – nil and nil, respectively) in the consolidated statements of loss and comprehensive loss (Note 24).

During the three and nine month period ended December 31, 2025, the Company transferred nil and 2,079 Bitcoin, respectively (March 31, 2025 – 172 Bitcoin), as a deposit on equipment and received an option to repurchase the Bitcoin. The option is initially measured at fair value on the respective issuance dates included in the table below, using the Black-Scholes option pricing model with the following assumptions:

	March 7, 2025	April 3, 2025	May 21, 2025	May 26, 2025	July 18, 2025	August 9, 2025

Spot price	$87	$83	$110	$109	$118	$117
Strike price	$88	$87	$105	$110	$120	$117
Risk-free interest rate	4.25% - 4.29%	3.98% - 4.30%	3.98%	3.98%	4.09%	3.95%
Expected life (years)	0.25 - 0.5	0.26 - 0.80	0.77	0.77	0.76	0.76
Annualized volatility	54.15% - 56.59%	50.26% - 51.94%	50.41%	50.87%	44.27%	44.08%
Number of Bitcoin	172	1,321	199	45	312	201

The options are re-valued each reporting period. As at December 31, 2025 and March 31, 2025, the options were valued using the Black-Scholes option pricing model with the following assumptions:

	December 31, 2025	March 31, 2025
Spot price	$88	$83
Strike price	$87 - 120	$88
Risk-free interest rate	3.60% - 3.62%	4.21% - 4.29%
Expected life (years)	0.14 - 0.36	0.18 - 0.43
Annualized volatility	41.26% - 43.60%	49.95% - 52.18%
Number of Bitcoin pledged	1,619	172

As of December 31, 2025, the Company holds options to repurchase 1,619 Bitcoin (March 31, 2025 - 172) and the fair value of these options is $7.8 million (March 31, 2025 - $1.3 million). During the three and nine month period ended December 31, 2025, the Company recognized a remeasurement loss of $34.3 million and $16.8 million, respectively (December 31, 2024 - $nil and $nil, respectively) (Note 24).